                          Supplement dated July 2, 2001
                         To Prospectus dated May 1, 2001
                    For GE Life & Annuity Separate Account 4
                                   P1154 4/00

The purpose of this supplement is to modify certain information contained in your prospectus dated May 1, 2001. The changes reflected in this supplement relate to the following sections of your prospectus:


Expense Table, Other Annual Expenses

The second line of this section is revised to read:

   Optional Death Benefit Charge ("ODB") (annual rate as a percentage of Contract Value)/3/ .25%


The applicable footnote is revised to read:

  /3/If the Optional Death Benefit applies.


Other Charges, Charges for the Optional Death Benefit

Any phrase or sentence that states that the annual rate of the Optional Death Benefit Charge is .10% is hereby deleted.


The Death Benefit, Optional Death Benefit

The first bullet point is revised to read:

     .  the basic Death Benefit; and


Any phrase or sentence that states that the annual rate of the Optional Death Benefit Charge is .10% is hereby deleted.
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For Contracts issued after May 15, 2001:

The Death Benefit, Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

The example on page 51 is revised as follows:

Example: Assuming an Owner: (i) purchase a Contract for $100,000; (ii) makes no additional purchase payments and no withdrawals; (iii) is not subject to premium taxes; and (v) the Annuitant's age is 75 on the Contract Date then:


  Annuitant's     End of     Contact      Purchase Payments      Basic Death
     Age           Year        Value      Accumulated at 5%        Benefit
------------------------------------------------------------------------------
     76              1       $103,000          $105,000           $105,000
     77              2       $110,000          $110,250           $110,250
     78              3       $ 80,000          $115,763           $115,763
     79              4       $120,000          $121,551           $121,551
     80              5       $130,000          $127,628           $130,000
     81              6       $150,000          $127,628           $150,000
     82              7       $160,000          $127,628           $160,000
     83              8       $130,000          $127,628           $130,000
     84              9       $ 90,000          $127,628           $130,000
     85             10       $170,000          $127,628           $170,000
     86             11       $140,000          $127,628           $140,000
     87             12       $190,000          $127,628           $190,000
     88             13       $150,000          $127,628           $150,000
------------------------------------------------------------------------------


The purpose of this example is to show how the basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Contract.



 This Supplement should be retained with your Prospectus for future reference.

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